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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Click here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.): [ x ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

	David B. Kennedy	Mequon, WI	Nov 14, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table value Total:	$395,580
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA ONLINE INC DEL         COM              02364J104    10405   197253 SH       SOLE                   152100             45153
AMERICAN FILM TECH NEW         COM              026038307        8   100000 SH       SOLE                                     100000
CADENCE DESIGN SYS             COM              127387108      248    12152 SH       SOLE                                      12152
CISCO SYSTEM INC               COM              17275R102    70142  1103505 SH       SOLE                   514200            589305
CLEAR CHANNEL COMMUNICATION    COM              184502102      240     3200 SH       SOLE                                       3200
DELL COMPUTER CORP             COM              247025109     4845    98245 SH       SOLE                    26500             71745
E M C CORP MASS                COM              268648102    44196   574436 SH       SOLE                   284200            290236
GENERAL ELECTRIC CO            COM              369604103     8794   165926 SH       SOLE                    79800             87326
HARLEY DAVIDSON                COM              412822108      213     5540 SH       SOLE                                       5540
INTEL CORP                     COM              458140100    33550   250956 SH       SOLE                   122100            128856
JDS UNIPHASE CORPORATION       COM              46612J101      332     2770 SH       SOLE                                       2770
KOHLS CORP                     COM              500255104     8731   156966 SH       SOLE                   125500             31466
LUCENT TECHNOLOGIES INC        COM              549463107    20187   340709 SH       SOLE                   201600            139109
MICROSOFT CP WASH              COM              594918104    17062   213276 SH       SOLE                   122475             91301
NETSMART TECHNOLOGIES INC      COM              64114W306      103    19766 SH       SOLE                                      19766
NOKIA CORP SPON ADR            COM              654902204    23719   474974 SH       SOLE                   247600            228574
NORTEL NETWORKS CORP HLDG CO   COM              656568102     6289    92152 SH       SOLE                    70000             22152
ORACLE CORP                    COM              68389X105      544     6475 SH       SOLE                                       6475
PARAMETRIC TECH CORP           COM              699173100     2152   195596 SH       SOLE                   190000              5596
PMC SIERRA INC                 COM              69344F106    19884   111907 SH       SOLE                    66655             45252
SANMINA CORP                   COM              800907107     5691    66560 SH       SOLE                    42300             24260
SCHWAB CHARLS CP NEW           COM              808513105     4719   140342 SH       SOLE                    66500             73842
SDL, INC                       COM              784076101    13019    45650 SH       SOLE                    26150             19750
SNAP ON INC                    COM              833034101      276    10361 SH       SOLE                                      10361
SOLECTRON                      COM              834182107    18131   432985 SH       SOLE                   303750            130235
SUN MICROSYSTEMS               COM              866810104    28446   312813 SH       SOLE                   128100            184713
TELLABS INC  DEL               COM              879664100    16017   234045 SH       SOLE                   122500            111545
TEXAS INSTRUMENTS  INC         COM              882508104    11583   168628 SH       SOLE                   106000             62628
TYCO                           COM              902124106      407     8600 SH       SOLE                                       8600
VITESSE SEMICONDUCTOR CP       COM              928497106    18351   249457 SH       SOLE                   130575            119382
VODAFONE GROUP                 COM              92857T107     7089   171081 SH       SOLE                   125000             46081
WALGREEN COMPANY               COM              931422109      206     6411 SH       SOLE                                       6411
			       32 DATA RECORDS		    395580	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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